Related Party Transactions (Details) - AUD ($)				6 Months Ended
	Jul. 15, 2024	Jun. 30, 2024	Apr. 28, 2022	Dec. 31, 2025	Jun. 30, 2025	Jan. 03, 2023	Jun. 30, 2022
Related Party Transactions [Line Items]
Shares issued (in Shares)				11,183,694
Issue price per fully paid ordinary share (in Dollars per share)			$ 5.86
Fair value of loans				$ 369,337
Transaction cost				124,108
Loan repaid					$ 71,517
Maturity date		Dec. 31, 2025
Interest rate				12.00%		12.00%
Issued capital percentage				5.00%
Bottom of range [member]
Related Party Transactions [Line Items]
Principal loaned price per share (in Dollars per share)							$ 1
Top of range [member]
Related Party Transactions [Line Items]
Principal loaned price per share (in Dollars per share)							$ 4
Jeffrey Olyniec [Member]
Related Party Transactions [Line Items]
Equity component							$ 124,108
Shares issued (in Shares)							21,179
Lending Shareholders [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)							21,179
Related Party [Member]
Related Party Transactions [Line Items]
Loan repaid		$ 2,153,929
Interest rate		12.00%
Related Party Loan [Member]
Related Party Transactions [Line Items]
Issued capital percentage				5.00%
Shareholders Loans [Member]
Related Party Transactions [Line Items]
Loan repaid	$ 1,938,287